22 Debentures (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Gross debt		R$ 8,540,366	R$ 7,592,904
Transaction cost		(110,656)	(74,773)
Debentures		8,429,710	7,518,131		R$ 6,070,978
Debentures, current		1,164,301	2,184,881
Debentures, noncurent		R$ 7,265,409	5,333,250
Debentures Due On 13 May, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel
Issue	[1]	5th
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	May 13, 2014
Number of installments	[1]	3
Final maturity	[1]	May 13, 2019
Payment of chages		Half-yearly
Contractual financial charges p.y.	[1]	111.5% of DI
Effective interest rate p.y.	[1]	111.5% of DI
Contract amount	[1]	R$ 1,000,000
Debentures			336,341	[1]
Debentures Due On 28 June, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel
Issue	[1]	6th
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Jun. 28, 2017
Number of installments	[1]	1
Final maturity	[1]	Jun. 28, 2019
Payment of chages	[1]	Single installment
Contractual financial charges p.y.	[1]	117.0% of DI
Effective interest rate p.y.	[1]	117.0% of DI
Contract amount	[1]	R$ 520,000
Debentures	[1]		586,230
Debentures Due On 19 January, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel
Issue	[1]	7th
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Jan. 19, 2018
Number of installments	[1]	2
Final maturity	[1]	Jan. 19, 2021
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	119.0% of DI
Effective interest rate p.y.	[1]	125.18% of DI
Contract amount	[1]	R$ 600,000
Debentures	[1]	R$ 617,378	619,998
Debentures Due On 14 Jun, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel
Issue	[1]	8th
Allocation	[1]	Payment of the 6th issue of debentures and working capital increase
Guarantees	[1]	Personal guarantee
Issue date	[1]	Jun. 14, 2019
Number of installments	[1]	1
Final maturity	[1]	Jun. 14, 2022
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	106.0% of DI
Effective interest rate p.y.	[1]	110.93% of DI
Contract amount	[1]	R$ 500,000
Debentures	[1]	R$ 500,906
Debentures Due On 15 May, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel GeT
Issue	[1]	1st
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	May 15, 2015
Number of installments	[1]	3
Final maturity	[1]	May 15, 2020
Payment of chages	[1]	Annual
Contractual financial charges p.y.	[1]	113.0% of DI
Effective interest rate p.y.	[1]	114.29% of DI
Contract amount	[1]	R$ 1,000,000
Debentures	[1]	R$ 346,906	696,593
Debentures Due On 13 July, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel GeT
Issue	[1]	2nd
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Jul. 13, 2016
Number of installments	[1]	2
Final maturity	[1]	Jul. 13, 2019
Payment of chages	[1]	Annual
Contractual financial charges p.y.	[1]	121.0% of DI
Effective interest rate p.y.	[1]	121.0% of DI
Contract amount	[1]	R$ 1,000,000
Debentures	[1]		517,565
Debentures Due On 20 October, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel GeT
Issue	[1]	3rd
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Oct. 20, 2017
Number of installments	[1]	3
Final maturity	[1]	Oct. 20, 2022
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	126.0% of DI
Effective interest rate p.y.	[1]	131.21% of DI
Contract amount	[1]	R$ 1,000,000
Debentures	[1]	R$ 1,011,691	1,014,685
Debentures Due On 23 July, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel GeT
Issue	[1]	4th
Allocation	[1]	Full early redemption of the 4th issue of the Company’s trade promissory notes and partial payment of the 1st amortization installment of the 2nd issue of debentures.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Jul. 23, 2018
Number of installments	[1]	3
Final maturity	[1]	Jul. 23, 2023
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	126.0% of DI
Effective interest rate p.y.	[1]	133.77% of DI
Contract amount	[1]	R$ 1,000,000
Debentures	[1]	R$ 1,030,054	1,032,762
Debentures Due On 15 September, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[2]	Copel GeT
Issue	[2]	5th
Allocation	[2]	Reimbursement of expenses related to the construction of the Transmission Lines Araraquara II - Taubaté, Assis - Londrina and Foz do Chopim.
Guarantees	[2]	Personal guarantee
Issue date	[2]	Sep. 25, 2018
Number of installments	[2]	5
Final maturity	[2]	Sep. 15, 2025
Payment of chages	[2]	Half-yearly
Contractual financial charges p.y.	[2]	IPCA + 7.6475%
Effective interest rate p.y.	[2]	IPCA+ 8.3295%
Contract amount	[2]	R$ 290,000
Debentures	[2]	R$ 308,464	295,448
Debentures Due On 15 July, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[3]	Copel GeT
Issue	[3]	6th (1st serie)
Allocation	[3]	Full early redemption of the 5th issue of the Company's trade promissory notes and partial payment of the 2nd amortization installment of the 2nd issue of debentures.
Guarantees	[3]	Personal guarantee
Issue date	[3]	Jul. 15, 2019
Number of installments	[3]	2
Final maturity	[3]	Jul. 15, 2024
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	109.0% of DI
Effective interest rate p.y.	[3]	111.25% of DI
Contract amount	[3]	R$ 800,000
Debentures	[3]	R$ 818,406
Debentures Due On 15 July, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[3]	Copel GeT
Issue	[3]	6th (2nd serie)
Allocation	[3]	Reimbursement of expenses related to the Colíder HPP and Baixo Iguaçu HPP projects
Guarantees	[3]	Personal guarantee
Issue date	[3]	Jul. 15, 2019
Number of installments	[3]	1
Final maturity	[3]	Jul. 15, 2025
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	IPCA + 3.90%
Effective interest rate p.y.	[3]	IPCA+ 4.46%
Contract amount	[3]	R$ 200,000
Debentures	[3]	R$ 205,677
Debentures Due On 27 October, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel DIS
Issue	[1]	2nd
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Oct. 27, 2016
Number of installments	[1]	2
Final maturity	[1]	Oct. 27, 2019
Payment of chages	[1]	Annual
Contractual financial charges p.y.	[1]	124.0% of DI
Effective interest rate p.y.	[1]	130.37% of DI
Contract amount	[1]	R$ 500,000
Debentures	[1]		253,226
Debentures Due On 20 October, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel DIS
Issue	[1]	3rd
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Oct. 20, 2017
Number of installments	[1]	2
Final maturity	[1]	Oct. 20, 2022
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	126.0% of DI
Effective interest rate p.y.	[1]	131.21% of DI
Contract amount	[1]	R$ 500,000
Debentures	[1]	R$ 505,846	507,342
Debentures Due On 27 September, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel DIS
Issue	[1]	4th
Allocation	[1]	Working capital and payment of the 1st installment of amortization of the 2nd issue of debentures.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Sep. 27, 2018
Number of installments	[1]	3
Final maturity	[1]	Sep. 27, 2023
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	DI + spread 2.70%
Effective interest rate p.y.	[1]	CDI + 3.96%
Contract amount	[1]	R$ 1,000,000
Debentures	[1]	R$ 1,019,626	1,020,260
Debentures Due On 15 November, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[3]	Copel DIS
Issue	[3]	5th (serie 1)
Allocation	[3]	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.
Guarantees	[3]	Personal guarantee
Issue date	[3]	Nov. 15, 2019
Number of installments	[3]	3
Final maturity	[3]	Nov. 15, 2019
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	IPCA + 4.20% p.a.
Effective interest rate p.y.	[3]	IPCA+ 4.61% p.a.
Contract amount	[3]	R$ 500,000
Debentures	[3]	R$ 506,180
Debentures Due On 15 November, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[3]	Copel DIS
Issue	[3]	5th (serie 1)
Allocation	[3]	Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.
Guarantees	[3]	Personal guarantee
Issue date	[3]	Nov. 15, 2027
Number of installments	[3]	2
Final maturity	[3]	Nov. 15, 2027
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	DI + spread 1.45%
Effective interest rate p.y.	[3]	CDI + 1.65%
Contract amount	[3]	R$ 350,000
Debentures	[3]	R$ 351,914
Debentures Due On 15 October, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel CTE
Issue	[1]	1st
Allocation	[1]	Deployment, expansion and modernization of the telecommunication network.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Oct. 15, 2015
Number of installments	[1]	5
Final maturity	[1]	Oct. 15, 2024
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	IPCA + 7.9633%
Effective interest rate p.y.	[1]	IPCA+ 8.1073%
Contract amount	[1]	R$ 160,000
Debentures	[1]	R$ 195,429	188,278
Debentures Due On 15 July, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel CTE
Issue	[1]	2nd
Allocation	[1]	Deployment, expansion and modernization of the telecommunication network.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Jul. 15, 2017
Number of installments	[1]	1
Final maturity	[1]	Jul. 15, 2022
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	IPCA + 5.4329%
Effective interest rate p.y.	[1]	IPCA+ 6.1036%
Contract amount	[1]	R$ 220,000
Debentures	[1]	R$ 246,355	237,214
Debentures Due On 15 May, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel CTE
Issue	[1]	3rd
Allocation	[1]	Investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	May 15, 2019
Number of installments	[1]	3
Final maturity	[1]	May 15, 2019
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	117.0% of DI
Effective interest rate p.y.	[1]	119.58% of DI
Contract amount	[1]	R$ 210,000
Debentures	[1]	R$ 211,348
Debentures Due On 15 July, 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[4]	Brisa Potiguar
Issue	[4]	2nd (1st serie)
Allocation	[4]	Implementation of wind generating plants.
Guarantees	[4]	Real and personal guarantee and pledge of Copel GeT shares.
Issue date	[4]	Mar. 24, 2016
Number of installments	[4]	192
Final maturity	[4]	Jul. 15, 2032
Payment of chages	[4]	Monthly
Contractual financial charges p.y.	[4]	TJLP + 2.02%
Effective interest rate p.y.	[4]	TJLP + 2.02%
Contract amount	[4]	R$ 147,575
Debentures	[4]	R$ 119,171	128,242
Debentures Due On 15 July, 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[4]	Brisa Potiguar
Issue	[4]	2nd (2nd serie)
Allocation	[4]	Implementation of wind generating plants.
Guarantees	[4]	Real and personal guarantee and pledge of Copel GeT shares.
Issue date	[4]	Mar. 24, 2016
Number of installments	[4]	192
Final maturity	[4]	Jul. 15, 2032
Payment of chages	[4]	Monthly
Contractual financial charges p.y.	[4]	IPCA + 9.87%
Effective interest rate p.y.	[4]	IPCA+ 10.92%
Contract amount	[4]	R$ 153,258
Debentures	[4]	R$ 135,657	141,069
Debentures Due On 15 December, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[2]	Cutia
Issue	[2]	1st
Allocation	[2]	Construction and implementation of wind generating plants.
Guarantees	[2]	Personal guarantee
Issue date	[2]	Mar. 20, 2019
Number of installments	[2]	26
Final maturity	[2]	Dec. 15, 2031
Payment of chages	[2]	Half-yearly
Contractual financial charges p.y.	[2]	IPCA + 5.8813%
Effective interest rate p.y.	[2]	IPCA+ 6.83%
Contract amount	[2]	R$ 360,000
Debentures	[2]	R$ 352,829
Debentures Due On 15 December, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[5]	Compagás
Issue	[5]	2nd
Allocation	[5]	Issuer's investment plan fund.
Guarantees	[5]	Floating
Issue date	[5]	Apr. 15, 2016
Number of installments	[5]	54
Final maturity	[5]	Dec. 15, 2021
Payment of chages	[5]	Quarterly
Contractual financial charges p.y.	[5]	TJLP + 2.17%
Effective interest rate p.y.	[5]	TJLP + 2.17%
Contract amount	[5]	R$ 33,620
Debentures	[5]	R$ 6,001	8,973
Debentures Due On 15 December, 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[6]	Compagás
Issue	[6]	3rd
Allocation	[6]	Issuer's investment plan fund.
Guarantees	[6]	Real
Issue date	[6]	Dec. 17, 2019
Number of installments	[6]	18
Final maturity	[6]	Jun. 28, 2021
Payment of chages	[6]	Monthly
Contractual financial charges p.y.	[6]	DI + Spread 0.88% p.a.
Effective interest rate p.y.	[6]	5.68% p.a.
Contract amount	[6]	R$ 43,000
Debentures	[6]	R$ 44,746
Debentures Due On 15 December, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[5]	Compagás
Issue	[5]	2nd
Allocation	[5]	Issuer's investment plan fund.
Guarantees	[5]	Floating
Issue date	[5]	Apr. 15, 2016
Number of installments	[5]	54
Final maturity	[5]	Dec. 15, 2021
Payment of chages	[5]	Quarterly
Contractual financial charges p.y.	[5]	SELIC + 2.17%
Effective interest rate p.y.	[5]	SELIC + 2.17%
Contract amount	[5]
Debentures	[5]	R$ 5,782	R$ 8,678

[1]	Simple debentures, single series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentagono S.A. DTVM.
[2]	Simple debentures, single series, not convertible into shares, with security interest and additional personal guarantee, for public distribution with restricted efforts, pursuant to CVM Instruction No. 476.
[3]	Simple debentures, two series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentagono S.A. DTVM.
[4]	Simple debentures, two series, not convertible into shares, issued privately. Companies: Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus e Ventos de Santo Uriel. Guarantor: Copel. They have no trustee.
[5]	Simple registered debentures, single series, with private issue and exclusive placement by BNDESPAR. Guarantor: Compagas. Trustee: BNDES Participacoes S.A. BNDESPAR.
[6]	Simple and registered debentures, with a single series, in private issue, with public distribution of restricted efforts. Guarantor: Compagas. Trustee: Simplific Pavarini DTVM Ltda.